SCHEDULE OF RELATED TO LEASES (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating cash flows from operating leases	$ 451	$ 438